Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 214,015	$ 622,985
Prepaid expenses	934,320	1,074,689
Total current assets	1,148,335	1,697,674
Cash and investments held in Trust Account	230,071,610	230,018,693
Total Assets	231,219,945	231,716,367
Current liabilities:
Accounts payable	22,500
Accrued expenses	866,866	139,684
Due to related party	168,661	11,560
Total current liabilities	1,058,027	151,244
Deferred legal fees	200,000	200,000
Deferred underwriting commissions	8,050,000	8,050,000
Derivative warrant liabilities	14,526,260	13,467,630
Total liabilities	23,834,287	21,868,874
Commitments and Contingencies
Class A ordinary shares; 20,238,565 and 20,484,749 shares subject to possible redemption at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	202,385,650	204,847,490
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	8,933,205	6,471,389
Accumulated deficit	(3,934,048)	(1,472,213)
Total shareholders' equity	5,000,008	5,000,003
Total Liabilities and Shareholders' Equity	231,219,945	231,716,367
Class A Ordinary Shares
Shareholders' Equity:
Common stock, value	276	252
Total shareholders' equity	276	252
Class B Ordinary Shares
Shareholders' Equity:
Common stock, value	575	575
Total shareholders' equity	$ 575	$ 575